UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Artificial Intelligence ETF (Ticker: AIFD)

TCW Durable Growth ETF (Ticker: GRW)

TCW Transform 500 ETF (Ticker: VOTE)

TCW Transform Supply Chain ETF (Ticker: SUPP)

TCW Transform Systems ETF (Ticker: PWRD)

(Exact name of Registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Peter Davidson, Esq. Vice President and Secretary 515 South Flower Street, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports To Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TCW Artificial Intelligence ETF

Ticker: AIFD | Listing Exchange:NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Artificial Intelligence ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETF	$90	0.75%

How did the Fund perform last year and what affected its performance?

The TCW Artificial Intelligence ETF (AIFD) is an actively managed, conviction-weighted, concentrated ETF that seeks to invest in companies that are leading the development and commercialization of artificial intelligence. The Fund will generally invest in companies that fall into one of the following three buckets based on their relation to artificial intelligence:

  • AI Enablers, the physical infrastructure on which AI models are built, trained, and run;

    • AI Systems,the actual model and/or application of AI to a specific use case or as a general tool;

    • AI Adopters, companies that use commercial AI to create a competitive advantage.

The fund seeks to invest in companies with a “meaningful and measurable” effect from AI: meaningful in the sense that that effect will be material to fundamentals and measurable in the sense that the market can readily observe the impact. The current focus of the fund in on AI Enablers and AI Systems to take advantage of the ongoing buildout of AI data centers, but this investment philosophy allows us to focus on businesses in all economic sectors over time.

The TCW Artificial Intelligence ETF generated a net asset value return of 40.90% during the year ended October 31, 2025, outperforming the S&P 500 Index total return of 21.45% and the Russell 3000 Growth Index total return of 29.59%. This is inclusive of drawdowns of a ~33% and ~19% for AIFD and the S&P 500 Index, respectively, between Donald Trump’s inauguration and his “Liberation Day” tariff announcement in early April. AIFD rebounded to pre-Liberation Day levels within a month on improving demand for AI services, upward revisions in global data center capital expenditures and global trade détente. Performance benefited from the continuation of these trends through the rest of the period.

The top performers in the period were Lumentum Holdings, Broadcom, and NVIDIA.

The top detractors included Trade Desk, ON Semiconductor, and Super Micro Computer.

Fund Performance

(based on Net Asset Value)

	TCW Artificial Intelligence ETF (AIFD)	S&P 500 Index
09/2017	$10,000	$10,000
10/2017	$10,640	$10,444
10/2018	$11,182	$11,212
10/2019	$12,702	$12,818
10/2020	$18,313	$14,063
10/2021	$24,995	$20,097
10/2022	$15,544	$17,161
10/2023	$19,336	$18,902
10/2024	$28,379	$26,087
10/2025	$39,985	$31,684

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (09/01/2017)
TCW Artificial Intelligence ETF (AIFD)	40.90%	16.90%	18.49%
S&P 500 Index	21.45%	17.64%	15.17%

Key Fund Statistics

  Total Net Assets$88,025,021
  # of Portfolio Holdings37
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$488,409

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	26.0%
Software	19.4%
Communications Equipment	14.3%
Interactive Media & Services	9.4%
Electrical Equipment	5.8%
Broadline Retail	4.6%
IT Services	3.8%
Machinery	3.4%
Other Security TypesFootnote Reference*	13.4%
Liabilities in Excess of Other Assets	(0.1)%

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%
Broadcom, Inc.	6.9%
Arista Networks, Inc.	6.5%
Lumentum Holdings, Inc.	5.9%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.6%
CyberArk Software Ltd.	4.0%
Vertiv Holdings Co., Class A	3.9%
Microsoft Corp.	3.3%
Marvell Technology, Inc.	3.2%

* Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Artificial Intelligence ETF

Annual Shareholder Report — October 31, 2025

Ticker: AIFD

TSR AIFD-1025

TCW Durable Growth ETF

Ticker: GRW | Listing Exchange:NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Durable Growth ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Durable Growth ETF	$74	0.75%

How did the Fund perform last year and what affected its performance?

TCW Durable Growth ETF is a defensive growth portfolio that invests in high-quality, growing businesses with unique defensive characteristics. Our thesis is that investing in market-leading businesses with durable competitive advantages, essential or hard-to-replicate products or services, and exceptionally skilled management teams can help drive significant risk-adjusted compounding performance over the long term.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was -2.86%. The Russell 1000 and S&P 500 returned 21.14% and 21.45% respectively during this period.

At a sector level, the Fund saw its largest contributions from Industrials and Information Technology. Top contributors in the period included Broadcom, HEICO, Mirion Technologies. Idiosyncratic factors at select portfolio investments detracted from performance during this period. Companies such as FiServ, The Trade Desk, and Gartner were the most significant detractors during this period.

Broadly, equities had a strong year due to continued demand for Artificial Intelligence, a more resilient U.S. Consumer, and easing trade tensions. Additionally, the Fed’s easing cycle provided a strong backdrop for the market as the Fed announced a 25 bps (basis points) rate cut in September, and two more before the end of 2025. With U.S. equities currently trading well above their historical average and signs of slowing corporate earnings growth the markets, concerns about the state of the consumer, and companies capital expenditure related to AI investments are creating a proverbial “wall of worry.”

Fund Performance

(based on Net Asset Value)

	TCW Durable Growth ETF (GRW)	S&P 500 Index
02/2016	$10,000	$10,000
10/2016	$11,230	$11,140
10/2017	$15,544	$13,772
10/2018	$17,191	$14,784
10/2019	$21,796	$16,902
10/2020	$24,480	$18,543
10/2021	$34,386	$26,501
10/2022	$26,838	$22,629
10/2023	$31,341	$24,924
10/2024	$44,436	$34,399
10/2025	$43,166	$41,779

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (02/01/2016)
TCW Durable Growth ETF (GRW)	-2.86%	12.01%	16.19%
S&P 500 Index	21.45%	17.64%	15.80%

Key Fund Statistics

  Total Net Assets$125,271,486
  # of Portfolio Holdings26
  Portfolio Turnover Rate46%
  Total Advisory Fees Paid$1,083,986

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Software	27.2%
Aerospace & Defense	22.0%
Semiconductors & Semiconductor Equipment	9.4%
Financial Services	9.3%
Commercial Services & Supplies	7.2%
Time Deposit	4.6%
Specialty Retail	3.6%
Electronic Equipment, Instruments & Components	3.5%
Other Security TypesFootnote Reference*	11.6%
Other Assets in Excess of Liabilities	1.6%

Top 10 Holdings (as a % of Net Assets)

Broadcom, Inc.	9.4%
TransDigm Group, Inc.	8.6%
Constellation Software, Inc.	7.3%
Waste Connections, Inc.	7.2%
General Electric Co.	6.8%
Microsoft Corp.	6.7%
Fair Isaac Corp.	4.9%
Citibank, New York	4.6%
HEICO Corp.	4.5%
Mastercard, Inc., Class A	4.2%

* Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The name of TCW Compounders ETF changed to TCW Durable Growth ETF. All references in the Prospectus, Summary Prospectus and Statement of Additional Information to TCW Compounders ETF will be changed to TCW Durable Growth ETF.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Durable Growth ETF

Annual Shareholder Report — October 31, 2025

Ticker: GRW

TSR GRW-1025

TCW Transform 500 ETF

Ticker: VOTE | Listing Exchange:NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Transform 500 ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$6	0.05%

How did the Fund perform last year and what affected its performance?

The TCW Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of October 31, 2025, the Underlying Index is represented by securities of companies in sectors including Information Technology, Health Care, Financials, Consumer Discretionary, Communication Services, Industrials, Consumer Staples, Energy, Materials, Utilities and Real Estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 22.06%. The Underlying Index returned 22.13% during the same Reporting Period.

Fund Performance

(based on Net Asset Value)

	TCW Transform 500 ETF (VOTE)	Morningstar® US Large Cap Select TR USD Index℠
06/2021	$10,000	$10,000
10/2021	$10,887	$10,890
10/2022	$9,067	$9,074
10/2023	$10,020	$10,033
10/2024	$13,876	$13,899
10/2025	$16,936	$16,974

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (06/22/2021)
TCW Transform 500 ETF (VOTE)	22.06%	12.85%
Morningstar® US Large Cap Select TR USD Index	22.13%	12.91%

Key Fund Statistics

  Total Net Assets$940,131,266
  # of Portfolio Holdings509
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$392,948

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	14.7%
Software	11.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.3%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Other Security TypesFootnote Reference*	44.4%
Other Assets in Excess of Liabilities	0.1%

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%

* Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform 500 ETF

Annual Shareholder Report — October 31, 2025

Ticker: VOTE

TSR VOTE-1025

TCW Transform Supply Chain ETF

Ticker: SUPP | Listing Exchange:NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Transform Supply Chain ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$80	0.75%

How did the Fund perform last year and what affected its performance?

The TCW Transform Supply Chain ETF (SUPP) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will benefit from companies’ relocalization of their supply chains to North America. Global supply chains are undergoing a monumental transformation with companies reshoring operations to local systems for competitiveness, resiliency, and national security purposes. This multi-decade shift is catalyzing trillions of dollars in investment, especially in North America, and presents a distinct opportunity to invest in the infrastructure, technology, and companies that we believe are enabling and benefiting from this transformation.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 12.17%. The Benchmark returned 21.45% during the same Reporting Period.

During the year, the portfolio’s semiconductor investments outperformed on the back of optimism for the role of the industry in key structural themes such as artificial intelligence, investment in state-of-the-art factories, and the electrification of our society at large. Broadcom (AVGO), NVIDIA (NVDA), and Taiwan Semiconductor (TSMC) were among the top-performing investments. Eaton Corporation also outperformed, benefitting from rapidly-growing data center construction as these facilities require state-of-the-art power management solutions.

On the other hand, select portfolio investments with idiosyncratic challenges, such as Roper Technologies, WillScot Holdings and Marvell, hurt performance during the period.

The intricate transformation of global supply chains will require trillions of dollars in investment. Investors are often underexposed to the opportunities presented by these once-in-a-generation economic transformations. These transformations are complex and developing rapidly. As active managers we strive to drive the greatest returns from these megatrends by reacting quickly to new insights or when facts change.

Fund Performance

(based on Net Asset Value)

	TCW Transform Supply Chain ETF (SUPP)	S&P 500 Index
02/2023	$10,000	$10,000
10/2023	$9,437	$10,256
10/2024	$13,104	$14,155
10/2025	$14,699	$17,192

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (02/14/2023)
TCW Transform Supply Chain ETF (SUPP)	12.17%	15.27%
S&P 500 Index	21.45%	22.14%

Key Fund Statistics

  Total Net Assets$10,888,827
  # of Portfolio Holdings25
  Portfolio Turnover Rate58%
  Total Advisory Fees Paid$106,962

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	26.9%
Aerospace & Defense	11.1%
Commercial Services & Supplies	11.0%
Construction Materials	10.3%
Building Products	7.4%
Software	6.8%
Electrical Equipment	6.7%
Ground Transportation	3.6%
Other Security TypesFootnote Reference*	13.6%
Other Assets in Excess of Liabilities	2.6%

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.8%
Broadcom, Inc.	7.3%
Waste Connections, Inc.	6.9%
Eaton Corp. plc	6.7%
TransDigm Group, Inc.	6.3%
Martin Marietta Materials, Inc.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.0%
Carpenter Technology Corp.	4.9%
Trane Technologies plc	4.5%
PTC, Inc.	4.4%

* Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Supply Chain ETF

Annual Shareholder Report — October 31, 2025

Ticker: SUPP

TSR SUPP-1025

TCW Transform Systems ETF

Ticker: PWRD | Listing Exchange:NASDAQ

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Transform Systems ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$90	0.75%

How did the Fund perform last year and what affected its performance?

The TCW Transform Systems ETF (PWRD) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will drive and benefit from the large-scale systems changes underpinning the energy transformation. The massive scale of capital investment, long duration and seismic change creates a compelling backdrop for investment. As an actively managed fund, our portfolio management team seeks what they believe to be the best investment opportunities across several key systems supporting this transformation, including but not limited to transportation, electric grid systems, and power generation.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 40.49%. The Benchmark returned 21.45% during the same Reporting Period.

During the year, the portfolio benefited from an increased awareness of the scarcity of reliable power and adequate electric grid stability to support the electrification of our economy. Top performing investments included Vistra Corporation and Vertiv. The portfolio also benefited from investments in the aerospace sector, particularly in companies in the aftermarket value chain, such as GE Aerospace (GE) and Safran. The global airline fleet is at record levels of age, and the supply chain continues to hold back the delivery of new aircraft.

On the other hand, the portfolio’s investments in the traditional energy sector hurt performance during the period as geopolitical tensions weighed on the energy sector.

The global energy and industrial complex is being rebuilt and this process will likely take decades. Investors are often underexposed to the opportunities presented by these once-in-a-generation economic transformations. These transformations are complex and developing rapidly. As active managers we strive to drive the greatest returns from these megatrends by reacting quickly to new insights or when facts change.

Fund Performance

(based on Net Asset Value)

	TCW Transform Systems ETF (PWRD)	S&P 500 Index
02/2022	$10,000	$10,000
10/2022	$10,109	$8,539
10/2023	$10,261	$9,405
10/2024	$14,917	$12,981
10/2025	$20,957	$15,765

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (02/02/2022)
TCW Transform Systems ETF (PWRD)	40.49%	21.86%
S&P 500 Index	21.45%	12.93%

Key Fund Statistics

  Total Net Assets$828,857,392
  # of Portfolio Holdings27
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,390,235

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Aerospace & Defense	23.3%
Electrical Equipment	15.3%
Semiconductors & Semiconductor Equipment	11.1%
Independent Power & Renewable Electricity Producers	10.6%
Commercial Services & Supplies	6.7%
Oil, Gas & Consumable Fuels	5.9%
Electronic Equipment, Instruments & Components	4.9%
Ground Transportation	4.5%
Other Security TypesFootnote Reference*	17.2%
Other Assets in Excess of Liabilities	0.5%

Top 10 Holdings (as a % of Net Assets)

General Electric Co.	9.7%
Vertiv Holdings Co., Class A	8.2%
Safran S.A.	8.1%
Republic Services, Inc., Class A	6.7%
Vistra Corp.	5.8%
Broadcom, Inc.	5.7%
Airbus SE	5.6%
Mirion Technologies, Inc., Class A	4.9%
Talen Energy Corp.	4.7%
Trane Technologies plc	4.2%

* Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Systems ETF

Annual Shareholder Report — October 31, 2025

Ticker: PWRD

TSR PWRD-1025

(b)	Not applicable.

Item 2. Code Of Ethics.

(a)	As of the period ended October 31, 2025, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no substantive amendments were made to the Code of Ethics.

(d)	During the period covered by this report, there have been no waivers granted under the Code of Ethics.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith pursuant to Item 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Victoria B. Rogers, Robert Rooney, and Michael Swell possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated each individual as the Registrant’s audit committee financial experts. Ms. Rogers, Mr. Rooney, and Mr. Swell are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees And Services.

The following fees paid to Deloitte & Touche LLP, the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended October 31, 2025.

a)	Audit Fees

The aggregate fees billed for the fiscal years ended October 31, 2025, and October 31, 2024, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $71,500 and $71,500, respectively.

b)	Audit Related Fees

The aggregate fees billed for the fiscal years ended October 31, 2025, and October 31, 2024, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0 and $0, respectively.

c)	Tax Fees

The aggregate fees billed for the fiscal years ended October 31, 2025, and October 31, 2024, for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $23,700 and $18,480, respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

d)	All Other Fees

The aggregate fees billed for the fiscal years ended October 31, 2025, and October 31, 2024, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 and $0, respectively.

e)	(1) Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C)of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0% for the fiscal years ended October 31, 2024 and October 31, 2025, respectively.

f)	Not applicable.

g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $588,053 for the period ending October 31, 2025 and $331,979 for the period ending October 31, 2024.

h)	Not applicable.

Item 5. Audit Committee Of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

TCW

Financial Statements

and Other Information Form N-CSR Items 7-11

October 31, 2025

TCW ETF Trust – Equity

Artificial Intelligence ETF (AIFD)

Durable Growth ETF (GRW)

Transform 500 ETF (VOTE)

Transform Supply Chain ETF (SUPP)

Transform Systems ETF (PWRD)

[This Page Intentionally Left Blank]

Schedule of Investments TCW Artificial Intelligence ETF

October 31, 2025

Investments	Shares	Value
COMMON STOCKS - 98.3%

Automobiles - 2.9%
Tesla, Inc.*	5,591	$2,552,627

Broadline Retail - 4.6%
Amazon.com, Inc.*	16,681	4,073,834

Communications Equipment - 14.3%
Arista Networks, Inc.*	36,438	5,745,909
Lumentum Holdings, Inc.*	25,684	5,176,867
Motorola Solutions, Inc.	4,044	1,644,735
		12,567,511
Electrical Equipment - 5.8%
Eaton Corp. plc	4,333	1,653,299
Vertiv Holdings Co., Class A	17,780	3,429,051
		5,082,350
Electronic Equipment, Instruments & Components - 3.1%
Celestica, Inc.*	2,782	958,343
Cognex Corp.	42,245	1,748,521
		2,706,864
Entertainment - 2.9%
Spotify Technology S.A.*	3,921	2,569,510

Interactive Media & Services - 9.4%
Alphabet, Inc., Class A	16,305	4,584,803
Meta Platforms, Inc., Class A	3,751	2,431,961
Reddit, Inc., Class A*	5,859	1,224,238
		8,241,002
IT Services - 3.8%
CoreWeave, Inc., Class A*	2,210	295,499
DigitalOcean Holdings, Inc.*	13,796	560,945
International Business Machines Corp.	8,127	2,498,322
		3,354,766
Machinery - 3.4%
Deere & Co.	1,821	840,628
Symbotic, Inc., Class A*	26,765	2,166,627
		3,007,255
Media - 1.3%
Trade Desk, Inc. (The), Class A*	22,382	1,125,367
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 26.0%
ASML Holding NV	1,941	$2,055,965
Broadcom, Inc.	16,322	6,033,101
Marvell Technology, Inc.	30,510	2,860,007
Micron Technology, Inc.	8,282	1,853,263
NVIDIA Corp.	36,714	7,434,218
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,973	2,695,758
		22,932,312
Software - 19.4%
Cadence Design Systems, Inc.*	3,457	1,170,851
CyberArk Software Ltd.*	6,681	3,479,331
Datadog, Inc., Class A*	8,999	1,465,127
Microsoft Corp.	5,548	2,872,810
Nebius Group NV, Class A*	6,618	865,767
Oracle Corp.	3,249	853,220
Palo Alto Networks, Inc.*	9,006	1,983,481
Salesforce, Inc.	6,598	1,718,185
ServiceNow, Inc.*	2,899	2,664,993
		17,073,765
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	3,372	911,688
Super Micro Computer, Inc.*	5,873	305,161
		1,216,849
Total Common Stocks (Cost $56,198,060)		86,504,012

	Principal
Short-Term Investments - 1.8%
Time Deposit - 1.8%
ANZ National Bank, London 3.21% 11/3/2025 (Cost $1,600,949)	$1,600,949	1,600,949

Total Investments - 100.1% (Cost $57,799,009)		$88,104,961
Liabilities in Excess of Other Assets - (0.1%)		(79,940)
Net Assets - 100.0%		$88,025,021

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF

October 31, 2025

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$86,504,012	$–	$–	$86,504,012
Short-Term Investments
Time Deposit	1,600,949	–	–	1,600,949
Total Investments	$88,104,961	$–	$–	$88,104,961

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Durable Growth ETF

October 31, 2025

Investments	Shares	Value
COMMON STOCKS - 93.8%

Aerospace & Defense - 22.0%
General Electric Co.	27,553	$8,512,499
HEICO Corp.	17,664	5,613,089
Safran S.A.	7,392	2,623,428
TransDigm Group, Inc.	8,219	10,754,644
		27,503,660
Capital Markets - 2.1%
S&P Global, Inc.	5,365	2,613,882

Chemicals - 2.2%
Linde plc	6,460	2,702,218

Commercial Services & Supplies - 7.2%
Waste Connections, Inc.	54,046	9,062,433

Electrical Equipment - 1.8%
AMETEK, Inc.	11,150	2,253,527

Electronic Equipment, Instruments & Components - 3.5%
Mirion Technologies, Inc., Class A*	151,154	4,439,393

Financial Services - 9.3%
Fiserv, Inc.*	26,139	1,743,210
Mastercard, Inc., Class A	9,519	5,254,393
Visa, Inc., Class A	13,595	4,632,360
		11,629,963
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings, Inc.	15,088	3,877,012

Life Sciences Tools & Services - 1.2%
Danaher Corp.	6,804	1,465,446

Media - 1.2%
Trade Desk, Inc. (The), Class A*	30,894	1,553,350

Semiconductors & Semiconductor Equipment - 9.4%
Broadcom, Inc.	32,023	11,836,661
Investments	Shares	Value
Software - 27.2%
Cadence Design Systems, Inc.*	12,941	$4,382,987
Constellation Software, Inc.	3,472	9,137,237
Crowdstrike Holdings, Inc., Class A*	2,597	1,410,197
Fair Isaac Corp.*	3,691	6,125,325
Microsoft Corp.	16,195	8,385,933
PTC, Inc.*	9,334	1,853,172
Roper Technologies, Inc.	6,007	2,680,023
		33,974,874
Specialty Retail - 3.6%
O’Reilly Automotive, Inc.*	47,816	4,515,743

Total Common Stocks (Cost $99,509,424)		117,428,162

WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.*†† (Cost $0)	14,592	0	**

	Principal
Short-Term Investments - 4.6%
Time Deposit - 4.6%
Citibank, New York 3.21% 11/3/2025 (Cost $5,813,497)	$5,813,497	5,813,497

Total Investments - 98.4% (Cost $105,322,921)		$123,241,659
Other Assets Less Liabilities - 1.6%		2,029,827
Net Assets - 100.0%		$125,271,486

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Durable Growth ETF

October 31, 2025

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*		Total
Investments
Assets
Common Stocks**	$117,428,162	$–	$–		$117,428,162
Warrants**	–	–	0	***	0	***
Short-Term Investments
Time Deposit	5,813,497	–	–		5,813,497
Total Investments	$123,241,659	$–	$0	***	$123,241,659

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Amount rounds to less than $0.50.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 2.2%
Axon Enterprise, Inc.*	1,174	$859,638
Boeing Co.*	11,962	2,404,601
General Dynamics Corp.	3,844	1,325,796
General Electric Co.	16,759	5,177,694
HEICO Corp.	671	213,224
HEICO Corp., Class A	1,219	301,983
Howmet Aerospace, Inc.	6,144	1,265,357
L3Harris Technologies, Inc.	2,951	853,134
Lockheed Martin Corp.	3,146	1,547,454
Northrop Grumman Corp.	2,183	1,273,671
Rocket Lab Corp.*	6,626	417,305
RTX Corp.	21,196	3,783,486
Textron, Inc.	2,856	230,793
TransDigm Group, Inc.	846	1,106,999
		20,761,135
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	2,111	257,331
FedEx Corp.	3,493	886,593
United Parcel Service, Inc., Class B	11,550	1,113,651
		2,257,575
Automobile Components - 0.0%†
Aptiv plc*	3,296	267,306

Automobiles - 2.4%
Ford Motor Co.	62,203	816,725
General Motors Co.	15,061	1,040,564
Tesla, Inc.*	44,436	20,287,701
		22,144,990
Banks - 3.4%
Bank of America Corp.	107,752	5,759,344
Citigroup, Inc.	29,122	2,948,020
Citizens Financial Group, Inc.	6,955	353,801
Fifth Third Bancorp	10,535	438,467
First Citizens BancShares, Inc., Class A	164	299,270
Huntington Bancshares, Inc.	24,290	375,038
JPMorgan Chase & Co.	43,498	13,533,098
KeyCorp	14,908	262,232
M&T Bank Corp.	2,476	455,262
Investments	Shares	Value
PNC Financial Services Group, Inc. (The)	6,226	$1,136,556
Regions Financial Corp.	13,581	328,660
Truist Financial Corp.	20,398	910,363
US Bancorp	24,606	1,148,608
Wells Fargo & Co.	50,995	4,435,035
		32,383,754
Beverages - 1.0%
Brown-Forman Corp., Class B	4,627	125,993
Coca-Cola Co.	61,873	4,263,049
Constellation Brands, Inc., Class A	2,407	316,232
Keurig Dr Pepper, Inc.	19,236	522,450
Monster Beverage Corp.*	10,842	724,571
PepsiCo, Inc.	21,680	3,167,231
		9,119,526
Biotechnology - 1.7%
AbbVie, Inc.	27,958	6,095,963
Alnylam Pharmaceuticals, Inc.*	1,986	905,695
Amgen, Inc.	8,512	2,540,237
Biogen, Inc.*	2,239	345,411
Gilead Sciences, Inc.	19,731	2,363,576
Incyte Corp.*	2,559	239,215
Insmed, Inc.*	3,306	626,818
Natera, Inc.*	2,080	413,774
Regeneron Pharmaceuticals, Inc.	1,639	1,068,300
Vertex Pharmaceuticals, Inc.*	4,076	1,734,623
		16,333,612
Broadline Retail - 4.3%
Amazon.com, Inc.*	154,286	37,679,727
Coupang, Inc., Class A*	19,405	620,378
eBay, Inc.	7,379	599,986
MercadoLibre, Inc.*	745	1,733,809
		40,633,900
Building Products - 0.5%
Builders FirstSource, Inc.*	1,794	208,409
Carlisle Cos, Inc.	685	222,659
Carrier Global Corp.	12,587	748,801
Johnson Controls International plc	10,453	1,195,719

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Lennox International, Inc.	517	$261,085
Masco Corp.	3,337	216,104
Trane Technologies plc	3,531	1,584,183
		4,436,960
Capital Markets - 3.3%
Ameriprise Financial, Inc.	1,493	675,986
Ares Management Corp., Class A	3,214	477,954
Bank of New York Mellon Corp. (The)	10,743	1,159,492
Blackrock, Inc.	2,200	2,382,182
Blackstone, Inc.	11,691	1,714,368
Carlyle Group, Inc. (The)	3,411	181,875
Charles Schwab Corp. (The)	26,956	2,547,881
CME Group, Inc., Class A	5,695	1,511,966
Coinbase Global, Inc., Class A*	3,311	1,138,256
FactSet Research Systems, Inc.	602	160,614
Goldman Sachs Group, Inc. (The)	4,859	3,835,548
Interactive Brokers Group, Inc., Class A	6,862	482,810
Intercontinental Exchange, Inc.	9,054	1,324,510
KKR & Co., Inc.	10,535	1,246,607
LPL Financial Holdings, Inc.	1,266	477,674
Moody’s Corp.	2,457	1,180,097
Morgan Stanley	19,539	3,204,395
MSCI, Inc., Class A	1,185	697,432
Nasdaq, Inc.	6,131	524,139
Northern Trust Corp.	3,010	387,297
Raymond James Financial, Inc.	2,708	429,678
Robinhood Markets, Inc., Class A*	11,592	1,701,474
S&P Global, Inc.	4,856	2,365,892
State Street Corp.	4,562	527,641
T Rowe Price Group, Inc.	3,514	360,290
		30,696,058
Investments	Shares	Value
Chemicals - 0.9%
Air Products & Chemicals, Inc.	3,519	$853,674
CF Industries Holdings, Inc.	2,618	218,053
Corteva, Inc.	10,846	666,378
Dow, Inc.	11,096	264,640
DuPont de Nemours, Inc.	6,614	540,033
Ecolab, Inc.	4,023	1,031,497
International Flavors & Fragrances, Inc.	4,042	254,525
Linde plc	7,448	3,115,499
LyondellBasell Industries NV, Class A	4,094	190,043
PPG Industries, Inc.	3,594	351,314
Sherwin-Williams Co.	3,644	1,256,961
		8,742,617
Commercial Services & Supplies - 0.4%
Cintas Corp.	5,483	1,004,869
Copart, Inc.*	13,305	572,248
Republic Services, Inc., Class A	3,219	670,325
Rollins, Inc.	4,660	268,463
Veralto Corp.	3,744	369,458
Waste Management, Inc.	5,817	1,162,062
		4,047,425
Communications Equipment - 0.9%
Arista Networks, Inc.*	16,268	2,565,301
Cisco Systems, Inc. (Delaware)	62,707	4,584,508
Motorola Solutions, Inc.	2,646	1,076,155
		8,225,964
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	557	537,828
EMCOR Group, Inc.	704	475,749
Quanta Services, Inc.	2,304	1,034,796
		2,048,373
Construction Materials - 0.3%
CRH plc	10,649	1,268,296
Martin Marietta Materials, Inc.	959	587,963
Vulcan Materials Co.	2,102	608,529
		2,464,788

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Consumer Finance - 0.7%
American Express Co.	8,639	$3,116,347
Capital One Financial Corp.	10,111	2,224,319
SoFi Technologies, Inc.*	18,361	544,954
Synchrony Financial	5,886	437,801
		6,323,421
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	7,029	6,406,582
Dollar General Corp.	3,472	342,548
Dollar Tree, Inc.*	3,126	309,849
Kroger Co.	9,722	618,611
Sprouts Farmers Market, Inc.*	1,552	122,546
Sysco Corp.	7,561	561,631
Target Corp.	7,188	666,471
US Foods Holding Corp.*	3,624	263,175
Walmart, Inc.	68,114	6,891,774
		16,183,187
Containers & Packaging - 0.2%
Amcor plc	36,124	285,380
Avery Dennison Corp.	1,244	217,563
Ball Corp.	4,235	199,045
International Paper Co.	8,242	318,471
Packaging Corp. of America	1,411	276,217
Smurfit WestRock plc	8,176	301,858
		1,598,534
Distributors - 0.0%†
Genuine Parts Co.	2,196	279,573

Diversified REITs - 0.0%†
WP Carey, Inc.	3,438	226,908

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	113,228	2,802,393
Verizon Communications, Inc.	66,766	2,653,281
		5,455,674
Electric Utilities - 1.5%
American Electric Power Co., Inc.	8,157	980,961
Constellation Energy Corp.	4,943	1,863,511
Duke Energy Corp.	12,308	1,529,884
Edison International	6,074	336,378
Entergy Corp.	7,047	677,146
Investments	Shares	Value
Evergy, Inc.	3,634	$279,128
Eversource Energy	5,558	410,236
Exelon Corp.	15,986	737,274
FirstEnergy Corp.	8,169	374,385
NextEra Energy, Inc.	32,577	2,651,768
NRG Energy, Inc.	3,053	524,689
PG&E Corp.	34,666	553,269
PPL Corp.	11,171	407,965
Southern Co.	17,419	1,638,083
Xcel Energy, Inc.	9,093	738,079
		13,702,756
Electrical Equipment - 1.0%
AMETEK, Inc.	3,647	737,095
Eaton Corp. plc	6,196	2,364,146
Emerson Electric Co.	8,921	1,245,104
GE Vernova, Inc.	4,322	2,528,974
Hubbell, Inc., Class B	847	398,090
Rockwell Automation, Inc.	1,791	659,733
Vertiv Holdings Co., Class A	5,932	1,144,046
		9,077,188
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	19,314	2,691,213
CDW Corp.	2,084	332,127
Corning, Inc.	11,930	1,062,724
Flex Ltd.*	5,794	362,241
Jabil, Inc.	1,577	348,344
Keysight Technologies, Inc.*	2,726	498,749
TE Connectivity plc	4,691	1,158,724
Teledyne Technologies, Inc.*	743	391,427
Trimble, Inc.*	3,774	300,977
Zebra Technologies Corp., Class A*	809	217,823
		7,364,349
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	15,669	758,536
Halliburton Co.	13,600	365,024
SLB Ltd.	23,488	846,978
		1,970,538

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Entertainment - 1.6%
Electronic Arts, Inc.	3,609	$722,017
Liberty Media Corp.-Liberty Formula One, Class A*	370	33,663
Liberty Media Corp.-Liberty Formula One, Class C*	3,359	335,396
Live Nation Entertainment, Inc.*	2,272	339,732
Netflix, Inc.*	6,729	7,528,810
ROBLOX Corp., Class A*	9,784	1,112,636
Take-Two Interactive Software, Inc.*	2,690	689,635
Walt Disney Co.	28,471	3,206,404
Warner Bros Discovery, Inc.*	35,883	805,573
		14,773,866
Financial Services - 3.7%
Affirm Holdings, Inc., Class A*	4,210	302,615
Apollo Global Management, Inc.	7,082	880,363
Berkshire Hathaway, Inc., Class B*	29,129	13,910,262
Block, Inc., Class A*	8,853	672,297
Corebridge Financial, Inc.	3,809	124,021
Corpay, Inc.*	1,068	278,054
Fidelity National Information Services, Inc.	8,318	520,041
Fiserv, Inc.*	8,548	570,066
Global Payments, Inc.	3,862	300,309
Mastercard, Inc., Class A	13,040	7,197,950
PayPal Holdings, Inc.*	15,113	1,046,878
Toast, Inc., Class A*	7,842	283,410
Visa, Inc., Class A	26,899	9,165,565
		35,251,831
Food Products - 0.4%
Archer-Daniels-Midland Co.	7,178	434,484
General Mills, Inc.	8,663	403,782
Hershey Co.	2,335	396,086
Hormel Foods Corp.	4,586	99,012
J M Smucker Co.	1,660	171,893
Kellanova	4,317	358,570
Kraft Heinz Co.	13,776	340,680
Investments	Shares	Value
McCormick & Co., Inc.	3,979	$255,293
Mondelez International, Inc., Class A	20,515	1,178,792
Tyson Foods, Inc., Class A	4,304	221,269
		3,859,861
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,508	430,674

Ground Transportation - 0.8%
CSX Corp.	29,521	1,063,346
JB Hunt Transport Services, Inc.	1,266	213,777
Norfolk Southern Corp.	3,581	1,014,784
Old Dominion Freight Line, Inc.	2,820	395,984
Uber Technologies, Inc.*	31,889	3,077,289
Union Pacific Corp.	9,382	2,067,511
		7,832,691
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	27,533	3,403,630
Baxter International, Inc.	8,114	149,866
Becton Dickinson & Co.	4,547	812,594
Boston Scientific Corp.*	23,404	2,357,251
Cooper Cos, Inc. (The)*	3,134	219,098
Dexcom, Inc.*	6,174	359,450
Edwards Lifesciences Corp.*	9,265	763,899
GE HealthCare Technologies, Inc.	7,194	539,190
Hologic, Inc.*	3,546	262,085
IDEXX Laboratories, Inc.*	1,273	801,366
Insulet Corp.*	1,105	345,876
Intuitive Surgical, Inc.*	5,648	3,017,614
Medtronic plc	20,309	1,842,026
ResMed, Inc.	2,327	574,490
STERIS plc	1,507	355,200
Stryker Corp.	5,722	2,038,405
Zimmer Biomet Holdings, Inc.	3,152	316,965
		18,159,005
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	3,776	720,348
Cencora, Inc.	2,899	979,311
Centene Corp.*	7,423	262,552
Cigna Group (The)	4,083	997,926
CVS Health Corp.	20,012	1,563,938

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Elevance Health, Inc.	3,571	$1,132,721
HCA Healthcare, Inc.	2,705	1,243,434
Humana, Inc.	1,904	529,674
Labcorp Holdings, Inc.	1,326	336,751
McKesson Corp.	1,985	1,610,510
Quest Diagnostics, Inc.	1,756	308,968
UnitedHealth Group, Inc.	14,350	4,901,385
		14,587,518
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,353	136,992
Ventas, Inc.	6,844	505,019
Welltower, Inc.	10,591	1,917,394
		2,559,405
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,370	690,144

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A*	6,608	836,176
Booking Holdings, Inc.	512	2,599,804
Carnival Corp.*	17,106	493,166
Chipotle Mexican Grill, Inc., Class A*	21,186	671,384
Darden Restaurants, Inc.	1,855	334,178
Domino’s Pizza, Inc.	502	200,027
DoorDash, Inc., Class A*	5,783	1,471,022
DraftKings, Inc., Class A*	7,711	235,879
Expedia Group, Inc.	1,927	423,940
Flutter Entertainment plc*	2,626	610,781
Hilton Worldwide Holdings, Inc.	3,493	897,561
Las Vegas Sands Corp.	4,989	296,097
Marriott International, Inc., Class A	3,593	936,264
McDonald’s Corp.	11,348	3,386,585
Royal Caribbean Cruises Ltd.	4,000	1,147,320
Starbucks Corp.	17,982	1,454,204
Yum! Brands, Inc.	4,439	613,514
		16,607,902
Household Durables - 0.2%
DR Horton, Inc.	4,235	631,355
Garmin Ltd.	2,560	547,686
Lennar Corp., Class A	3,377	417,971
Investments	Shares	Value
Lennar Corp., Class B	150	$17,708
NVR, Inc.*	42	302,854
PulteGroup, Inc.	3,167	379,628
		2,297,202
Household Products - 0.8%
Church & Dwight Co., Inc.	3,902	342,166
Clorox Co.	1,963	220,759
Colgate-Palmolive Co.	12,833	988,783
Kimberly-Clark Corp.	5,270	630,872
Procter & Gamble Co.	37,131	5,583,388
		7,765,968
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,347	1,006,840

Industrial Conglomerates - 0.4%
3M Co.	8,434	1,404,261
Honeywell International, Inc.	10,054	2,024,172
		3,428,433
Industrial REITs - 0.2%
Prologis, Inc.	14,631	1,815,561

Insurance - 1.6%
Aflac, Inc.	7,697	825,041
Allstate Corp. (The)	4,189	802,277
American International Group, Inc.	8,492	670,528
Aon plc, Class A	3,404	1,159,675
Arch Capital Group Ltd.	5,897	508,970
Arthur J Gallagher & Co.	4,028	1,004,946
Brown & Brown, Inc.	4,446	354,524
Chubb Ltd.	5,871	1,625,915
Cincinnati Financial Corp.	2,452	379,055
Erie Indemnity Co., Class A	399	116,763
Everest Group Ltd.	674	211,986
Hartford Insurance Group, Inc. (The)	4,476	555,830
Loews Corp.	2,768	275,582
Markel Group, Inc.*	188	371,212
Marsh & McLennan Cos, Inc.	7,808	1,390,995
MetLife, Inc.	8,919	711,915
Principal Financial Group, Inc.	3,545	297,922
Progressive Corp. (The)	9,254	1,906,323
Prudential Financial, Inc.	5,631	585,624

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Travelers Cos, Inc. (The)	3,558	$955,750
W R Berkley Corp.	4,546	324,312
Willis Towers Watson plc	1,506	471,529
		15,506,674
Interactive Media & Services - 7.6%
Alphabet, Inc., Class A	92,113	25,901,255
Alphabet, Inc., Class C	80,138	22,584,491
Meta Platforms, Inc., Class A	34,381	22,290,921
Pinterest, Inc., Class A*	9,424	311,934
Reddit, Inc., Class A*	1,873	391,363
		71,479,964
IT Services - 1.3%
Accenture plc, Class A	9,853	2,464,235
Cloudflare, Inc., Class A*	4,829	1,223,186
Cognizant Technology Solutions Corp., Class A	7,806	568,901
CoreWeave, Inc., Class A*	869	116,194
Gartner, Inc.*	1,200	298,008
GoDaddy, Inc., Class A*	2,249	299,409
International Business Machines Corp.	14,751	4,534,605
MongoDB, Inc., Class A*	1,243	447,256
Okta, Inc., Class A*	2,623	240,083
Snowflake, Inc., Class A*	5,158	1,417,831
Twilio, Inc., Class A*	2,310	311,573
VeriSign, Inc.	1,262	302,628
		12,223,909
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	4,512	660,376
Danaher Corp.	10,341	2,227,245
Illumina, Inc.*	2,449	302,549
IQVIA Holdings, Inc.*	2,668	577,515
Mettler-Toledo International, Inc.*	330	467,376
Thermo Fisher Scientific, Inc.	5,978	3,391,857
Waters Corp.*	936	327,226
West Pharmaceutical Services, Inc.	1,138	320,996
		8,275,140
Machinery - 1.5%
Caterpillar, Inc.	7,448	4,299,432
CNH Industrial NV	13,939	146,220
Cummins, Inc.	2,177	952,829
Investments	Shares	Value
Deere & Co.	3,950	$1,823,439
Dover Corp.	2,174	394,494
Fortive Corp.	5,377	270,678
IDEX Corp.	1,136	194,779
Illinois Tool Works, Inc.	4,662	1,137,155
Ingersoll Rand, Inc.	6,397	488,283
Otis Worldwide Corp.	6,250	579,750
PACCAR, Inc.	8,142	801,173
Parker-Hannifin Corp.	1,942	1,500,836
Snap-on, Inc.	806	270,453
Westinghouse Air Brake Technologies Corp.	2,706	553,215
Xylem, Inc./NY	3,814	575,342
		13,988,078
Media - 0.3%
Charter Communications, Inc., Class A*	1,479	345,849
Comcast Corp., Class A	58,974	1,641,541
Fox Corp., Class A	3,325	214,961
Fox Corp., Class B	2,111	123,304
News Corp., Class A	5,993	158,815
News Corp., Class B	1,634	49,788
Omnicom Group, Inc.	3,095	232,187
Trade Desk, Inc. (The), Class A*	7,058	354,876
		3,121,321
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	22,169	924,447
Newmont Corp.	17,377	1,407,016
Nucor Corp.	3,675	551,434
Reliance, Inc.	832	234,982
Southern Copper Corp.	1,428	198,206
Steel Dynamics, Inc.	2,217	347,626
		3,663,711
Multi-Utilities - 0.6%
Ameren Corp.	4,269	435,523
CenterPoint Energy, Inc.	10,326	394,866
CMS Energy Corp.	4,719	347,082
Consolidated Edison, Inc.	5,705	555,724
Dominion Energy, Inc.	13,495	792,023
DTE Energy Co.	3,263	442,267
NiSource, Inc.	7,384	310,940
Public Service Enterprise Group, Inc.	7,883	635,054
Sempra	10,323	949,098
WEC Energy Group, Inc.	4,876	544,795
		5,407,372

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy, Inc.	3,505	$743,060
Chevron Corp.	30,030	4,736,332
ConocoPhillips	19,757	1,755,607
Coterra Energy, Inc.	11,991	283,707
Devon Energy Corp.	9,688	314,763
Diamondback Energy, Inc.	3,004	430,143
EOG Resources, Inc.	8,625	912,870
EQT Corp.	9,803	525,245
Expand Energy Corp.	3,603	372,226
Exxon Mobil Corp.	67,442	7,712,667
Kinder Morgan, Inc.	31,115	814,902
Marathon Petroleum Corp.	4,675	911,204
Occidental Petroleum Corp.	10,369	427,203
ONEOK, Inc.	9,830	658,610
Phillips 66	6,439	876,605
Targa Resources Corp.	3,425	527,587
Texas Pacific Land Corp.	301	283,957
Valero Energy Corp.	4,904	831,522
Williams Cos, Inc. (The)	19,233	1,113,014
		24,231,224
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	10,309	591,530
Southwest Airlines Co.	7,260	219,978
United Airlines Holdings, Inc.*	5,173	486,469
		1,297,977
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,671	354,949
Kenvue, Inc.	27,442	394,342
		749,291
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	32,221	1,484,421
Eli Lilly & Co.	12,652	10,916,906
Johnson & Johnson	38,120	7,199,724
Merck & Co., Inc.	38,530	3,312,809
Pfizer, Inc.	89,738	2,212,042
Zoetis, Inc., Class A	7,065	1,017,996
		26,143,898
Investments	Shares	Value
Professional Services - 0.5%
Automatic Data Processing, Inc.	6,412	$1,669,043
Booz Allen Hamilton Holding Corp., Class A	1,931	168,306
Broadridge Financial Solutions, Inc.	1,856	409,062
Equifax, Inc.	1,949	411,434
Jacobs Solutions, Inc.	1,939	302,116
Leidos Holdings, Inc.	1,915	364,750
Paychex, Inc.	5,125	599,779
SS&C Technologies Holdings, Inc.	3,410	289,577
TransUnion	3,064	248,736
Verisk Analytics, Inc., Class A	2,221	485,866
		4,948,669
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,706	717,336
CoStar Group, Inc.*	6,305	433,847
Zillow Group, Inc., Class A*	799	57,152
Zillow Group, Inc., Class C*	2,663	199,672
		1,408,007
Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,166	376,710
Equity Residential	5,436	323,116
Essex Property Trust, Inc.	971	244,469
Invitation Homes, Inc.	8,828	248,508
Mid-America Apartment Communities, Inc.	1,844	236,456
Sun Communities, Inc.	1,881	238,135
		1,667,394
Retail REITs - 0.2%
Realty Income Corp.	13,843	802,617
Simon Property Group, Inc.	5,140	903,407
		1,706,024

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc.*	25,646	$6,568,454
Analog Devices, Inc.	7,858	1,839,794
Applied Materials, Inc.	12,695	2,959,205
Astera Labs, Inc.*	2,068	386,054
Broadcom, Inc.	73,065	27,007,016
Credo Technology Group Holding Ltd.*	2,302	431,901
First Solar, Inc.*	1,611	430,040
Intel Corp.*	69,073	2,762,229
KLA Corp.	2,094	2,531,102
Lam Research Corp.	20,071	3,160,380
Marvell Technology, Inc.	13,622	1,276,926
Microchip Technology, Inc.	8,568	534,815
Micron Technology, Inc.	17,704	3,961,624
Monolithic Power Systems, Inc.	724	727,620
NVIDIA Corp.	372,280	75,382,976
NXP Semiconductors NV	3,833	801,557
ON Semiconductor Corp.*	6,677	334,384
QUALCOMM, Inc.	17,086	3,090,857
Teradyne, Inc.	2,544	462,397
Texas Instruments, Inc.	14,382	2,322,118
		136,971,449
Software - 11.2%
Adobe, Inc.*	6,717	2,285,862
AppLovin Corp., Class A*	3,372	2,149,077
Atlassian Corp., Class A*	2,573	435,918
Autodesk, Inc.*	3,370	1,015,516
Cadence Design Systems, Inc.*	4,306	1,458,399
Crowdstrike Holdings, Inc., Class A*	3,813	2,070,497
Datadog, Inc., Class A*	4,730	770,091
Docusign, Inc., Class A*	3,215	235,145
Dynatrace, Inc.*	4,707	238,033
Fair Isaac Corp.*	369	612,367
Fortinet, Inc.*	10,300	890,229
Gen Digital, Inc.	8,988	236,924
Guidewire Software, Inc.*	1,318	307,938
HubSpot, Inc.*	789	388,125
Intuit, Inc.	4,316	2,881,146
Microsoft Corp.	117,733	60,963,324
Investments	Shares	Value
Nutanix, Inc., Class A*	4,046	$288,237
Oracle Corp.	25,798	6,774,813
Palantir Technologies, Inc., Class A*	34,544	6,925,035
Palo Alto Networks, Inc.*	10,538	2,320,889
PTC, Inc.*	1,886	374,446
Roper Technologies, Inc.	1,685	751,763
Salesforce, Inc.	14,654	3,816,048
ServiceNow, Inc.*	3,286	3,020,754
Strategy, Inc., Class A*	4,179	1,126,282
Synopsys, Inc.*	2,923	1,326,516
Tyler Technologies, Inc.*	680	323,857
Workday, Inc., Class A*	3,420	820,526
Zoom Communications, Inc., Class A*	3,795	331,038
Zscaler, Inc.*	1,538	509,293
		105,648,088
Specialized REITs - 0.7%
American Tower Corp.	7,382	1,321,231
Crown Castle, Inc.	6,538	589,858
Digital Realty Trust, Inc.	5,040	858,867
Equinix, Inc.	1,549	1,310,470
Extra Space Storage, Inc.	3,239	432,536
Iron Mountain, Inc.	4,671	480,879
Public Storage	2,506	698,071
SBA Communications Corp., Class A	1,707	326,856
VICI Properties, Inc., Class A	16,693	500,623
Weyerhaeuser Co.	10,959	252,057
		6,771,448
Specialty Retail - 1.7%
AutoZone, Inc.*	265	973,724
Best Buy Co., Inc.	3,089	253,730
Burlington Stores, Inc.*	992	271,401
Carvana Co., Class A*	2,178	667,644
Home Depot, Inc. (The)	15,739	5,974,368
Lowe’s Cos, Inc.	8,868	2,111,737
O’Reilly Automotive, Inc.*	13,321	1,258,035
Ross Stores, Inc.	5,120	813,670
TJX Cos, Inc. (The)	17,648	2,473,192
Tractor Supply Co.	8,056	435,910
Ulta Beauty, Inc.*	714	371,194
Williams-Sonoma, Inc.	1,945	377,991
		15,982,596

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	235,024	$63,543,438
Dell Technologies, Inc., Class C	4,871	789,151
Hewlett Packard Enterprise Co.	20,801	507,960
HP, Inc.	14,903	412,366
NetApp, Inc.	3,048	358,993
Pure Storage, Inc., Class A*	4,860	479,682
Seagate Technology Holdings plc	3,228	825,981
Super Micro Computer, Inc.*	8,354	434,074
Western Digital Corp.	5,452	818,945
		68,170,590
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.*	2,396	195,274
Lululemon Athletica, Inc.*	1,668	284,461
NIKE, Inc., Class B	17,853	1,153,124
Tapestry, Inc.	3,275	359,661
		1,992,520
Tobacco - 0.5%
Altria Group, Inc.	26,601	1,499,764
Philip Morris International, Inc.	24,624	3,553,982
		5,053,746
Trading Companies & Distributors - 0.4%
Fastenal Co.	18,085	744,198
Ferguson Enterprises, Inc.	3,175	788,988
United Rentals, Inc.	1,017	885,989
Watsco, Inc.	550	202,406
WW Grainger, Inc.	716	700,964
		3,322,545
Water Utilities - 0.0%†
American Water Works Co., Inc.	3,083	395,950

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	6,647	1,396,202

Total Common Stocks (Cost $682,327,314)		939,336,799
Investments	Principal	Value
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Sumitomo Mitsui Banking Corp., Tokyo 3.21% 11/3/2025 (Cost $268,585)	$268,585	268,585

Total Investments - 99.9% (Cost $682,595,899)		$939,605,384
Other Assets Less Liabilities - 0.1%		525,882
Net Assets - 100.0%		$940,131,266

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2025

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of October 31, 2025:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Market Value	Net Unrealized Appreciation
S&P 500 Micro E-Mini Index	23	12/19/2025	USD	$776,977	$790,510	$13,533

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$939,336,799	$–	$–	$939,336,799
Short-Term Investments
Time Deposit	268,585	–	–	268,585
Total Investments	$939,605,384	$–	$–	$939,605,384

Other Financial Instruments
Assets
Futures Contracts***	$13,533	$–	$–	$13,533
Total Other Financial Instruments	$13,533	$–	$–	$13,533

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Supply Chain ETF

October 31, 2025

Investments	Shares	Value
COMMON STOCKS - 96.2%

Aerospace & Defense - 11.1%
Carpenter Technology Corp.	1,679	$530,396
TransDigm Group, Inc.	526	688,276
		1,218,672
Broadline Retail - 2.2%
Amazon.com, Inc.*	972	237,382

Building Products - 7.4%
Advanced Drainage Systems, Inc.	2,239	313,572
Trane Technologies plc	1,095	491,272
		804,844
Commercial Services & Supplies - 11.0%
GFL Environmental, Inc.	10,439	456,080
Waste Connections, Inc.	4,500	754,560
		1,210,640
Construction & Engineering - 1.2%
WillScot Holdings Corp.	5,813	126,433

Construction Materials - 10.3%
Martin Marietta Materials, Inc.	1,113	682,380
Vulcan Materials Co.	1,505	435,698
		1,118,078
Electrical Equipment - 6.7%
Eaton Corp. plc	1,905	726,872

Electronic Equipment, Instruments & Components - 1.8%
Cognex Corp.	4,721	195,402

Ground Transportation - 3.6%
Canadian Pacific Kansas City Ltd.	3,997	287,584
Saia, Inc.*	350	102,375
		389,959
Industrial Conglomerates - 2.2%
Siemens AG	831	235,201
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 26.9%
ASML Holding NV	249	$263,748
Broadcom, Inc.	2,157	797,292
Marvell Technology, Inc.	2,875	269,503
NVIDIA Corp.	4,737	959,194
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,160	648,929
		2,938,666
Software - 6.8%
PTC, Inc.*	2,423	481,063
Roper Technologies, Inc.	575	256,536
		737,599
Specialty Retail - 2.8%
O’Reilly Automotive, Inc.*	3,203	302,491

Trading Companies & Distributors - 2.2%
Ferguson Enterprises, Inc.	948	235,578

Total Common Stocks (Cost $8,768,363)		10,477,817

	Principal
Short-Term Investments - 1.2%
Time Deposit - 1.2%
Skandinaviska Enskilda Banken, Stockholm 3.21% 11/3/2025 (Cost $127,247)	$127,247	127,247

Total Investments - 97.4% (Cost $8,895,610)		$10,605,064
Other Assets Less Liabilities - 2.6%		283,763
Net Assets - 100.0%		$10,888,827

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF

October 31, 2025

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$10,477,817	$–	$–	$10,477,817
Short-Term Investments
Time Deposit	127,247	–	–	127,247
Total Investments	$10,605,064	$–	$–	$10,605,064

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Systems ETF

October 31, 2025

Investments	Shares	Value
COMMON STOCKS - 97.9%

Aerospace & Defense - 23.3%
Airbus SE	187,277	$46,065,555
General Electric Co.	260,837	80,585,591
Safran S.A.	188,449	66,880,725
		193,531,871
Automobiles - 2.1%
Tesla, Inc.*	38,781	17,705,853

Building Products - 4.2%
Trane Technologies plc	77,790	34,900,484

Commercial Services & Supplies - 6.7%
Republic Services, Inc., Class A	266,149	55,422,868

Construction Materials - 2.6%
Martin Marietta Materials, Inc.	35,656	21,860,694

Electric Utilities - 1.5%
Constellation Energy Corp.	32,468	12,240,436

Electrical Equipment - 15.3%
GE Vernova, Inc.	29,933	17,514,996
Hubbell, Inc., Class B	16,784	7,888,480
Schneider Electric SE	86,117	24,428,565
Siemens Energy AG*	74,377	9,198,898
Vertiv Holdings Co., Class A	352,070	67,900,220
		126,931,159
Electronic Equipment, Instruments & Components - 4.9%
Mirion Technologies, Inc., Class A*	1,391,130	40,857,488

Ground Transportation - 4.5%
Canadian Pacific Kansas City Ltd.	203,477	14,640,170
Union Pacific Corp.	101,008	22,259,133
		36,899,303
Independent Power & Renewable Electricity Producers - 10.6%
Talen Energy Corp.*	98,339	39,313,965
Vistra Corp.	257,130	48,417,579
		87,731,544
Investments	Shares	Value
Machinery - 1.2%
Sandvik AB	322,061	$9,780,227

Oil, Gas & Consumable Fuels - 5.9%
Cameco Corp.	190,474	19,468,348
Chevron Corp.	139,472	21,997,523
Exxon Mobil Corp.	66,875	7,647,825
		49,113,696
Semiconductors & Semiconductor Equipment - 11.1%
Broadcom, Inc.	126,770	46,857,995
First Solar, Inc.*	86,674	23,136,758
Marvell Technology, Inc.	233,322	21,871,604
		91,866,357
Software - 4.0%
Microsoft Corp.	63,243	32,747,858

Total Common Stocks (Cost $614,650,062)		811,589,838

	Principal
Short-Term Investments - 1.6%
Time Deposit - 1.6%
JP Morgan Chase, New York 3.21% 11/3/2025 (Cost $13,514,571)	$13,514,571	13,514,571

Total Investments - 99.5% (Cost $628,164,633)		$825,104,409
Other Assets Less Liabilities - 0.5%		3,752,983
Net Assets - 100.0%		$828,857,392

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Systems ETF

October 31, 2025

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$811,589,838	$–	$–	$811,589,838
Short-Term Investments
Time Deposit	13,514,571	–	–	13,514,571
Total Investments	$825,104,409	$–	$–	$825,104,409

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2025

	TCW Artificial Intelligence ETF	TCW Durable Growth ETF	TCW Transform 500 ETF
ASSETS:
Investments in securities at value (Note 2)	$86,504,012	$117,428,162	$939,336,799
Investments in time deposit at value (Note 2)	1,600,949	5,813,497	268,585
Segregated cash balance with broker for future contracts	–	–	61,217
Receivables:
Dividends and interest	5,920	7,417	409,973
Capital shares sold	765,520	–	–
Investment securities sold	–	2,179,113	113,236
Reclaims	–	6,972	4,014
Unrealized appreciation on futures contracts	–	–	13,533
Total Assets	88,876,401	125,435,161	940,207,357

LIABILITIES:
Payables:
Investment securities purchased	752,194	–	–
Management fees (Note 3)	98,998	163,675	76,091
Other Liabilities	188	–	–
Total Liabilities	851,380	163,675	76,091

NET ASSETS	$88,025,021	$125,271,486	$940,131,266

NET ASSETS CONSIST OF:
Paid-in capital	$63,318,200	$114,905,418	$701,208,949
Total distributable earnings (accumulated loss)	24,706,821	10,366,068	238,922,317

NET ASSETS	$88,025,021	$125,271,486	$940,131,266
Shares outstanding	2,299,741	3,942,997	11,700,000
Net asset value, per share	$38.28	$31.77	$80.35
Investment in securities at cost	$56,198,060	$99,509,424	$682,327,314
Investments in time deposit at cost	$1,600,949	$5,813,497	$268,585

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Continued)

October 31, 2025

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
ASSETS:
Investments in securities at value (Note 2)	$10,477,817	$811,589,838
Investments in time deposit at value (Note 2)	127,247	13,514,571
Receivables:
Dividends and interest	1,589	6,928
Capital shares sold	–	2,504,807
Investment securities sold	293,079	4,562,360
Reclaims	2,361	65,847
Total Assets	10,902,093	832,244,351

LIABILITIES:
Payables:
Investment securities purchased	–	2,504,807
Management fees (Note 3)	13,266	882,152
Other Liabilities	–	–
Total Liabilities	13,266	3,386,959

NET ASSETS	$10,888,827	$828,857,392

NET ASSETS CONSIST OF:
Paid-in capital	$10,519,384	$665,996,960
Total distributable earnings (accumulated loss)	369,443	162,860,432

NET ASSETS	$10,888,827	$828,857,392
Shares outstanding	150,000	8,120,000
Net asset value, per share	$72.59	$102.08
Investment in securities at cost	$8,768,363	$614,650,062
Investments in time deposit at cost	$127,247	$13,514,571

See accompanying Notes to Financial Statements.

Statements of Operations

For the Year Ended October 31, 2025

	TCW Artificial Intelligence ETF	TCW Durable Growth ETF	TCW Transform 500 ETF
INVESTMENT INCOME:
Dividend income	$257,796	$524,749	$9,653,178
Special dividends (Note 2)	–	694,350	167,140
Interest income	44,726	146,544	8,779
Securities lending income (Note 2)	–	–	238
Other income	–	5,453	674
Foreign withholding tax on dividends	(9,201)	(16,277)	(2,582)
Total Income	293,321	1,354,819	9,827,427

EXPENSES:
Management fees (Note 3)	488,409	1,083,986	392,948
Total Expenses	488,409	1,083,986	392,948
Net Expenses	488,409	1,083,986	392,948
Net Investment Income (Loss)	(195,088)	270,833	9,434,479

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(2,562,972)	(7,275,039)	(5,830,854)
Foreign currency transactions	–	(19,671)	–
In-kind redemptions of investments	7,844,520	53,896,273	24,612,311
Expiration or closing of futures contracts	–	–	64,671
Net realized gain (loss)	5,281,548	46,601,563	18,846,128

Change in unrealized appreciation (depreciation) on:
Investments in securities	16,851,151	(50,036,185)	134,875,199
Translation of assets and liabilities denominated in foreign currencies	–	(1,952)	–
Future contracts	–	–	11,029
Change in unrealized appreciation (depreciation)	16,851,151	(50,038,137)	134,886,228
Net realized and unrealized gain (loss) on investments	22,132,699	(3,436,574)	153,732,356
Net Increase (Decrease) in Net Assets Resulting From Operations	$21,937,611	$(3,165,741)	$163,166,835

See accompanying Notes to Financial Statements.

Statements of Operations (Continued)

For the Year Ended October 31, 2025

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
INVESTMENT INCOME:
Dividend income	$96,298	$4,160,385
Special dividends (Note 2)	47,340	–
Interest income	6,193	270,792
Other income	–	1,117
Foreign withholding tax on dividends	(6,605)	(172,063)
Total Income	143,226	4,260,231

EXPENSES:
Management fees (Note 3)	106,962	3,390,235
Total Expenses	106,962	3,390,235
Net Expenses	106,962	3,390,235
Net Investment Income (Loss)	36,264	869,996

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(959,451)	(15,414,653)
Foreign currency transactions	(2,508)	(70,644)
In-kind redemptions of investments	2,109,352	9,862,759
Net realized gain (loss)	1,147,393	(5,622,538)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(591,931)	174,605,923
Translation of assets and liabilities denominated in foreign currencies	176	1,830
Change in unrealized appreciation (depreciation)	(591,755)	174,607,753
Net realized and unrealized gain (loss) on investments	555,638	168,985,215
Net Increase (Decrease) in Net Assets Resulting From Operations	$591,902	$169,855,211

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	TCW Artificial Intelligence ETF*		TCW Durable Growth ETF**
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(195,088)	$(143,369)	$270,833	$398,142
Net realized gain (loss) on investments	5,281,548	5,150,629	46,601,563	53,393,123
Net change in unrealized appreciation (depreciation) on investments	16,851,151	10,093,750	(50,038,137)	11,730,995
Net increase (decrease) in net assets resulting from operations	21,937,611	15,101,010	(3,165,741)	65,522,260

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	–	–	(16,810,793)	(354,765)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	29,877,760	38,032,538	96,816,451	53,955,867
Reinvestment of distributions	–	–	–	248,224
Cost of shares redeemed	(19,202,492)	(22,434,283)	(120,082,477)	(118,289,261)
Net increase (decrease) in net assets from capital transactions	10,675,268	15,598,255	(23,266,026)	(64,085,170)
Increase (decrease) in net assets	32,612,879	30,699,265	(43,242,560)	1,082,325

NET ASSETS:
Beginning of year	55,412,142	24,712,877	168,514,046	167,431,721
End of year	$88,025,021	$55,412,142	$125,271,486	$168,514,046

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	2,039,741	1,336,540	4,622,997	6,510,187
Shares sold	960,000	1,599,031	2,800,000	1,599,675
Shares repurchased	–	–	–	8,310
Shares redeemed	(700,000)	(895,830)	(3,480,000)	(3,495,175)
Shares outstanding, end of year	2,299,741	2,039,741	3,942,997	4,622,997

*	TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance of the TCW Artificial Intelligence Equity Fund.
**	TCW Durable Growth ETF (formerly TCW Compounders ETF) acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Durable Growth ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance of the TCW New America Premier Equities Fund.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform 500 ETF		TCW Transform Supply Chain ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$9,434,479	$8,724,535	$36,264	$108,745
Net realized gain (loss) on investments	18,846,128	57,045,896	1,147,393	1,001,176
Net change in unrealized appreciation (depreciation) on investments	134,886,228	136,436,604	(591,755)	2,748,218
Net increase (decrease) in net assets resulting from operations	163,166,835	202,207,035	591,902	3,858,139

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(9,422,918)	(8,650,955)	(116,709)	(34,584)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	173,840,102	150,666,279	2,045,763	20,915,267
Cost of shares redeemed	(66,853,313)	(202,988,859)	(13,144,432)	(12,641,274)
Net increase (decrease) in net assets from capital transactions	106,986,789	(52,322,580)	(11,098,669)	8,273,993
Increase (decrease) in net assets	260,730,706	141,233,500	(10,623,476)	12,097,548

NET ASSETS:
Beginning of year	679,400,560	538,167,060	21,512,303	9,414,755
End of year	$940,131,266	$679,400,560	$10,888,827	$21,512,303

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	10,200,000	11,040,000	330,000	200,000
Shares sold	2,460,000	2,580,000	30,000	340,000
Shares redeemed	(960,000)	(3,420,000)	(210,000)	(210,000)
Shares outstanding, end of year	11,700,000	10,200,000	150,000	330,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform Systems ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$869,996	$869,479
Net realized gain (loss) on investments	(5,622,538)	24,444,466
Net change in unrealized appreciation (depreciation) on investments	174,607,753	21,507,575
Net increase (decrease) in net assets resulting from operations	169,855,211	46,821,520

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,437,889)	(924,458)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	469,019,278	141,452,564
Cost of shares redeemed	(33,860,301)	(86,273,479)
Net increase (decrease) in net assets from capital transactions	435,158,977	55,179,085
Increase (decrease) in net assets	603,576,299	101,076,147

NET ASSETS:
Beginning of year	225,281,093	124,204,946
End of year	$828,857,392	$225,281,093

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	3,090,000	2,460,000
Shares sold	5,470,000	1,990,000
Shares redeemed	(440,000)	(1,360,000)
Shares outstanding, end of year	8,120,000	3,090,000

See accompanying Notes to Financial Statements.

Financial Highlights TCW Artificial Intelligence ETF

For a share outstanding throughout the year presented.

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data:
Net asset value, beginning of year	$27.17	$18.51		$14.88	$24.99	$18.31
Net investment income (loss)(2)	(0.09)	(0.07)		(0.04)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	11.20	8.73		3.67	(8.97)	6.79
Total gain (loss) from investment operations	11.11	8.66		3.63	(9.04)	6.68

Distributions to Shareholders:
Net realized gains	–	–		–	(1.07)	–
Total distributions	–	–		–	(1.07)	–
Net asset value, end of year	$38.28	$27.17		$18.51	$14.88	$24.99
Market value, end of year	$38.33	$27.15		–	–	–

Total Return at Net Asset Value(3)	40.90%	46.77%		24.40%	-37.81%	36.48%

Total Return at Market Value(3)	41.16%	46.68%		–	–	–

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$88,025	$55,412		$20,609	$7,780	$13,542
Ratio to average net assets of:
Expenses Before Reimbursement	0.75%	0.90%		1.57%	1.78%	1.66%
Net Expenses	0.75%	0.81%		0.90%	0.90%	0.90%
Net investment income (loss)	(0.30)%	(0.27)%		(0.21)%	(0.38)%	(0.51)%
Portfolio turnover rate(4)	20%	25	%(5)	32%	47%	88%

(1)	TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance of Class I of the TCW Artificial Intelligence Equity Fund.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the National Association of Securities Dealers’ Automatic Quotation System using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(5)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW Artificial Intelligence Equity Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 25% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Durable Growth ETF

For a share outstanding throughout the year presented.

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Per Share Data:
Net asset value, beginning of year	$36.45	$25.76		$22.06	$31.80	$22.64
Net investment income (loss)(2)	0.06	0.08	(3)	0.06	(0.05)	0.11
Net realized and unrealized gain (loss) on investments	(0.93)	10.67		3.64	(6.03)	9.05
Total gain (loss) from investment operations	(0.87)	10.75		3.70	(6.08)	9.16

Distributions to Shareholders:
Net investment income	(0.12)	(0.06)		– (4)	–	– (4)
Net realized gains	(3.69)	–		–	(3.66)	–
Total distributions	(3.81)	(0.06)		– (4)	(3.66)	– (4)
Net asset value, end of year	$31.77	$36.45		$25.76	$22.06	$31.80
Market value, end of year	$31.74	$36.42		–	–	–

Total Return at Net Asset Value(5)	-2.86%	41.78%		16.78%	-21.95%	40.46%

Total Return at Market Value(5)	-2.84%	41.66%		–	–	–

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$125,271	$168,514		$145,705	$128,086	$201,523
Ratio to average net assets of:
Expenses Before Reimbursement	0.75%	0.76%		0.79%	0.81%	0.80%
Net Expenses	0.75%	0.76%		0.79%	0.81%	0.80%
Net investment income (loss)	0.19%	0.24%		0.25%	(0.19)%	0.37%
Net investment income (loss) excluding special dividends	(0.29)%	(0.03)%		0.25%	(0.19)%	0.37%
Portfolio turnover rate(6)	46%	40	%(7)	34%	52%	135%

(1)	TCW Durable Growth ETF (formerly TCW Compounders ETF) acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Durable Growth ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance of Class I of the TCW New America Premier Equities Fund.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $(0.03) for the year ended October 31, 2024.
(4)	Amount rounds to less than $0.01 per share.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the National Association of Securities Dealers’ Automatic Quotation System using the closing price. Total return calculated for a period of less than one year is not annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW New America Premier Equities Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 40% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform 500 ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of year/period	$66.61	$48.75	$44.79	$54.50	$50.18
Net investment income (loss)(2)	0.86	0.83 (3)	0.76	0.72	0.22
Net realized and unrealized gain (loss) on investments	13.72	17.85	3.94	(9.79)	4.23
Total gain (loss) from investment operations	14.58	18.68	4.70	(9.07)	4.45

Distributions to Shareholders:
Net investment income	(0.84)	(0.82)	(0.74)	(0.64)	(0.13)
Total distributions	(0.84)	(0.82)	(0.74)	(0.64)	(0.13)
Net asset value, end of year/period	$80.35	$66.61	$48.75	$44.79	$54.50
Market value, end of year/period	$80.39	$66.63	$48.72	$44.78	$54.49

Total Return at Net Asset Value(4)	22.06%	38.48%	10.51%	-16.72%	8.87%

Total Return at Market Value(4)	22.08%	38.60%	10.47%	-16.72%	8.86%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$940,131	$679,401	$538,167	$357,426	$235,434
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.05%	0.05%	0.05	%(5)
Net investment income (loss)	1.20%	1.38%	1.55%	1.47%	1.15	%(5)
Net investment income (loss) excluding special dividends	1.18%	1.34%	1.55%	1.47%	1.15	%(5)
Portfolio turnover rate(6)	3%	3%	2%	4%	1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.81 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the National Association of Securities Dealers’ Automatic Quotation System using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Supply Chain ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period February 14, 2023 through October 31, 2023(1)
Per Share Data:
Net asset value, beginning of year/period	$65.19	$47.07	$50.04
Net investment income (loss)(2)	0.16	0.44 (3)	0.15
Net realized and unrealized gain (loss) on investments	7.73	17.84	(2.96)
Total gain (loss) from investment operations	7.89	18.28	(2.81)

Distributions to Shareholders:
Net investment income	(0.49)	(0.16)	(0.16)
Total distributions	(0.49)	(0.16)	(0.16)
Net asset value, end of year/period	$72.59	$65.19	$47.07
Market value, end of year/period	$72.51	$65.31	$47.07

Total Return at Net Asset Value(4)	12.17%	38.85%	-5.63%

Total Return at Market Value(4)	11.84%	39.11%	-5.63%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$10,889	$21,512	$9,415
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%(5)
Net investment income (loss)	0.25%	0.71%	0.42	%(5)
Net investment income (loss) excluding special dividends	(0.08)%	0.14%	0.42%
Portfolio turnover rate(6)	58%	35%	63%

(1)	Commencement of investment operations on February 14, 2023.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.08 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the National Association of Securities Dealers’ Automatic Quotation System using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Systems ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period February 2, 2022 through October 31, 2022(1)
Per Share Data:
Net asset value, beginning of year/period	$72.91	$50.49	$50.16	$49.94
Net investment income (loss)(2)	0.16	0.41	0.40 (3)	0.35	(3)
Net realized and unrealized gain (loss) on investments	29.29	22.45	0.34	0.18
Total gain (loss) from investment operations	29.45	22.86	0.74	0.53

Distributions to Shareholders:
Net investment income	(0.28)	(0.44)	(0.41)	(0.31)
Total distributions	(0.28)	(0.44)	(0.41)	(0.31)
Net asset value, end of year/period	$102.08	$72.91	$50.49	$50.16
Market value, end of year/period	$102.35	$72.95	$50.53	$50.18

Total Return at Net Asset Value(4)	40.49%	45.38%	1.50%	1.09%

Total Return at Market Value(4)	40.78%	45.34%	1.55%	1.13%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$828,857	$225,281	$124,205	$90,283
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75	%(5)
Net investment income (loss)	0.19%	0.63%	0.79%	0.94	%(5)
Net investment income (loss) excluding special dividends	0.19%	0.63%	0.75%	0.66	%(5)
Portfolio turnover rate(6)	52%	28%	91%	261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.38 for the year ended October 31, 2023 and $0.24 for the period February 2, 2022 through October 31, 2022.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the National Association of Securities Dealers’ Automatic Quotation System using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements October 31, 2025

1.	Organization

TCW ETF Trust (formerly Engine No. 1 ETF) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of October 31, 2025, the Trust consisted of twelve operating investment portfolios, five of which are presented herein: TCW Artificial Intelligence ETF, TCW Durable Growth ETF (formerly TCW Compounders ETF), TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF (each a “Fund” and collectively, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Diversified Fund
TCW Transform 500 ETF	Seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM.

Non-Diversified Funds
TCW Artificial Intelligence ETF	Seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of businesses that the Adviser has identified as using, or as having demonstrated an intent to use, predictive or generative AI in a way that is or has the potential to deliver a material improvement in the company’s financial condition.

TCW Durable Growth ETF*	Seeks to invest in the companies that the Adviser believes will benefit from transformation as a result of technological innovations, market dynamics, and/or changes in client preferences. The Adviser aims to actively capture returns from “durable growth” companies — companies that it believes have long-term growth, quality, and durability characteristics as a result of such economic transformation or could play a central role in enabling other companies to do the same.

TCW Transform Supply Chain ETF	Seeks long-term growth of capital by investing in the equities of companies that it deems are creating value through supply chain transformation.

TCW Transform Systems ETF	Seeks long-term growth of capital by investing in companies that the Adviser believes will benefit (by either leading, winning in or enabling) the global transformation in the systems supporting how energy and power are sourced, produced, and consumed.

*	Effective September 15, 2025, the TCW Compounders ETF name changed to TCW Durable Growth ETF. There was no change to the Fund’s investment objective or strategy as a result of this name change.

There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could

Notes to Financial Statements (Continued) October 31, 2025

differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Principles of Accounting

The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuations

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the “valuation designee” with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and period reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

Each Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Continued) October 31, 2025

Security Transactions and Related Investment Income

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds, if any, are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and

Notes to Financial Statements (Continued) October 31, 2025

electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the TCW Transform 500 ETF involves the risk of imperfect or even negative correlation to the Morningstar® US Large Cap Select IndexSM (its “Underlying Index”) if the index underlying the futures contract differs from the Underlying Index. For each Fund, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the year ended October 31, 2025, the average monthly notional amount of open futures contracts for the TCW Transform 500 ETF was $629,208. The range of monthly notional amounts was $284,421 to $929,579. For the year ended October 31, 2025, TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of October 31, 2025

TCW Transform 500 ETF

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*		Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$13,533	*	Unrealized depreciation on futures contracts*	$–	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Notes to Financial Statements (Continued) October 31, 2025

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$64,671	$11,029

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedules of Investments.

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not have any securities on loan as of October 31, 2025.

Notes to Financial Statements (Continued) October 31, 2025

Warrants

Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are not actively traded, and valuation adjustments are applied, they are generally categorized as Level 3 of the fair value hierarchy.

The summary of the inputs used as of October 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

	Warrants		Total
TCW Durable Growth ETF
Balance as of October 31, 2024	$0	*	$0	*
Accrued Discounts (Premiums)	–		–
Realized Gain (Loss)	–		–
Change in Unrealized Appreciation (Depreciation)	–		–
Purchases	–		–
Sales	–		–
Transfer in to Level 3	–		–
Transfer out of Level 3	–		–
Balance as of October 31, 2025	$0	*	$0	*

*	Amount rounds to less than $0.50.

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2025 are as follows:

Description	Fair Value at October 31, 2025		Valuation Techniques	Unobservable Input	Price or Price Range		Average Weighted Price		Input to Valuation If Input Increases
TCW Durable Growth ETF
Warrants	$0	**	Fair Value	Issuer Corporate Action	$0.000	*	$0.000	*	Increase

*	Amount rounds to less than $0.0005.
**	Amount rounds to less than $0.50.

3.	Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. Effective October 13, 2023, TCW Group Inc. acquired the ETF business from Engine No. 1 and the Funds’ investment adviser became TCW Investment Management Company LLC. Prior to that date, the Funds’ investment adviser was Fund Management at Engine No. 1 LLC.

Notes to Financial Statements (Continued) October 31, 2025

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.75% for the TCW Artificial Intelligence ETF, 0.75% for the TCW Durable Growth ETF, 0.05% for the TCW Transform 500 ETF, 0.75% for the TCW Transform Supply Chain ETF and 0.75% for the TCW Transform Systems ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

4.	Related Parties

At October 31, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

5.	Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the National Association of Securities Dealers’ Automatic Quotation System (the “Exchange” or “NASDAQ”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units

Notes to Financial Statements (Continued) October 31, 2025

by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

6.	Risk Considerations

Principal Investment Risks. Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Non-Diversified Fund Risk. Although the TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF intend to invest in a variety of securities and instruments, these Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, these Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Funds’ performance.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Trade Policy Risk. There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Industrials Sector Risk (TCW Artificial Intelligence ETF). The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Notes to Financial Statements (Continued) October 31, 2025

Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Supply Chain Risk (TCW Transform Supply Chain ETF). Companies’ supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; boarder and/or import controls; pent-up/increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Technology Sector Risk (TCW Artificial Intelligence ETF, TCW Durable Growth ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF). Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

7.	Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended October 31, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At October 31, 2025, net unrealized appreciation (depreciation) on investments and derivatives for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
TCW Artificial Intelligence ETF	$57,707,091	$31,080,309	$(682,439)	$30,397,870
TCW Durable Growth ETF	$106,063,855	$21,610,197	$(4,432,393)	$17,177,804
TCW Transform 500 ETF	$684,573,429	$293,226,787	$(38,194,832)	$255,031,955
TCW Transform Supply Chain ETF	$8,961,057	$2,021,424	$(377,417)	$1,644,007
TCW Transform Systems ETF	$636,609,143	$198,482,136	$(9,986,870)	$188,495,266

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

Notes to Financial Statements (Continued) October 31, 2025

At October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
TCW Artificial Intelligence ETF	$–	$–	$(5,503,709)	$30,210,530	$24,706,821
TCW Durable Growth ETF	$–	$–	$(6,811,736)	$23,989,540	$17,177,804
TCW Transform 500 ETF	$489,183	$–	$(16,612,354)	$255,045,488	$238,922,317
TCW Transform Supply Chain ETF	$–	$–	$(1,274,748)	$1,644,191	$369,443
TCW Transform Systems ETF	$–	$–	$(25,636,749)	$188,497,181	$162,860,432

At October 31, 2025, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
TCW Artificial Intelligence ETF	$(7,634,534)	$7,634,534
TCW Durable Growth ETF	$(53,811,750)	$53,811,750
TCW Transform 500 ETF	$(24,220,237)	$24,220,237
TCW Transform Supply Chain ETF	$(2,064,439)	$2,064,439
TCW Transform Systems ETF	$(9,069,935)	$9,069,935

During the year ended October 31, 2025 and October 31, 2024, the tax character of distributions paid was as follows:

	Year Ended October 31, 2025		Year Ended October 31, 2024
Fund	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
TCW Artificial Intelligence ETF	$–	$–	$–	$–
TCW Durable Growth ETF	$522,620	$16,288,173	$354,765	$–
TCW Transform 500 ETF	$9,422,918	$–	$8,650,955	$–
TCW Transform Supply Chain ETF	$116,709	$–	$34,584	$–
TCW Transform Systems ETF	$1,437,889	$–	$924,458	$–

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2025 the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

Fund	Short-Term	Long-Term	Total Amount
TCW Artificial Intelligence ETF	$3,069,513	$2,434,196	$5,503,709
TCW Durable Growth ETF	$6,728,966	$82,770	$6,811,736
TCW Transform 500 ETF	$5,229,928	$11,382,426	$16,612,354
TCW Transform Supply Chain ETF	$1,047,764	$226,984	$1,274,748
TCW Transform Systems ETF	$22,291,925	$3,344,824	$25,636,749

Notes to Financial Statements (Continued) October 31, 2025

8.	Purchases and Sales of Securities

Investment transactions (excluding in-kind subscriptions and redemptions and short-term investments) for the year ended October 31, 2025 were as follows:

Fund	Purchases	Sales
TCW Artificial Intelligence ETF	$15,708,100	$12,922,297
TCW Durable Growth ETF	$105,749,702	$64,537,607
TCW Transform 500 ETF	$66,998,980	$19,940,861
TCW Transform Supply Chain ETF	$10,113,613	$8,199,590
TCW Transform Systems ETF	$277,145,436	$235,144,955

For the year ended October 31, 2025, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
TCW Artificial Intelligence ETF	$24,507,712	$17,737,146
TCW Durable Growth ETF	$28,105,782	$110,188,597
TCW Transform 500 ETF	$126,876,475	$66,918,353
TCW Transform Supply Chain ETF	$–	$12,586,155
TCW Transform Systems ETF	$415,310,008	$33,155,530

9.	Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

10.	New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

11.	Segment reporting

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource

Notes to Financial Statements (Continued) October 31, 2025

allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

12.	Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of TCW ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Artificial Intelligence ETF, TCW Durable Growth ETF (formerly TCW Compounders ETF), TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF (the “Funds”), five of the twelve funds constituting TCW ETF Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF; the related statements of operations, changes in net assets and the financial highlights for the periods indicated in the table below for TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting TCW ETF Trust as of October 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the TCW ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
TCW Transform 500 ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024
TCW Transform Supply Chain ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024
TCW Transform Systems ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024

The financial highlights for each of the two years in the period ended October 31, 2023 and the period from June 22, 2021 through October 31, 2021 for TCW Transform 500 ETF, the financial highlights for the period from February 14, 2023 through October 31, 2023 for TCW Transform Supply Chain ETF, and the financial highlights for the year ended October 31, 2023 and for the period from February 2, 2022 through October 2022 for TCW Transform Systems ETF were audited by other auditors whose report, dated December 20, 2023, expressed an unqualified opinion on those statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

December 30, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. The Forms NPORT-P are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Funds’ website at www.tcw.com/Products/ETFs.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the funds in the TCW ETF Trust is available on the Funds’ website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the Funds’ website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in the TCW ETF Trust and such Funds’ net asset value can be found on our website, www.tcw.com/Products/ETFs.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined on the Internet at the SEC’s website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Funds designate the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended October 31, 2025.

	Qualified Dividend Income*	Dividends Received Deduction*
TCW Artificial Intelligence ETF	0%	0%
TCW Durable Growth ETF	100%	100%
TCW Transform 500 ETF	0%	0%
TCW Transform Supply Chain ETF	100%	75%
TCW Transform Systems ETF	100%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Funds’ fiscal year.

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP, located at 555 West 5th Street, Los Angeles, California 90013, serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Board Approval of Investment Advisory Agreement (Unaudited)

Renewal of Investment Advisory Agreement

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of non-interested (“Independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”). The Trustees consider matters bearing on the Funds and their advisory agreements throughout the year, including a review of performance data at each regular meeting. In addition, at an in-person meeting on September 15, 2025, the Board approved the renewal of the Agreement for an additional one-year term from October 13, 2026 through October 12, 2027. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees also met by videoconference in a working session on August 21, 2025 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 15, 2025, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1.	Information received

Materials reviewed — Over the period since October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1 LLC (“Engine No. 1”), the former investment adviser to the Trust, the Trustees received a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of registered funds selected by Broadridge. After reviewing this information, the Trustees requested additional information from the Advisor, which the Advisor provided and the Trustees considered.

Review process — The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for each Fund are the result of years of review and discussion between the Independent Trustees and the Board, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

2.	Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Trustees noted that the Advisor had become investment adviser to the Trust effective October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1. The Board and the Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; and the overall resources available to the Advisor in managing the Funds’ assets. The Board and the Independent Trustees considered the ability of the Advisor to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity, cybersecurity, and the modernization of the technology ecosystem with the implementation of Aladdin, as well as investments in sales and marketing to increase brand awareness, updates to information security defenses, and budgeting for certain future initiatives. The Board and the Independent Trustees noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Trustees also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by The TCW Group, Inc., the parent company of the Advisor (“TCW”). The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Trustees. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3.	Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other registered funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2025. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Trustees reviewed each Fund’s performance over the relevant periods. The Board and the Independent Trustees noted that the investment performance of each Fund was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials, and for the period since inception for those Funds with shorter operating histories. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance that may arise.

The Board and the Independent Trustees noted that the performance of the Funds for many of the various periods reviewed ranked in the first, second or third quintiles, with certain exceptions, as noted below. The Board and the Independent Trustees considered that certain of the Funds, including the Artificial Intelligence ETF and the Durable Growth ETF, were newly formed but had acquired the performance history of their respective predecessor mutual fund, each of which was managed by the Advisor or its affiliate. The Board and the Independent Trustees further considered that certain other Funds had relatively short operating histories, including the Transform Supply Chain ETF, Transform Systems ETF and Transform 500 ETF, and that these Funds had been managed by another investment adviser prior to October 13, 2023.

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

For the Artificial Intelligence ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the five- and one-year periods and the period since the Fund’s inception on August 31, 2017 and the third quintile for the three-year period. The Board and the Independent Trustees noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW Artificial Intelligence Equity Fund, effective May 6, 2024, and had adopted the performance history of that mutual fund.

For the Transform Supply Chain ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the fifth quintile for the one-year period and the fourth quintile for the since-inception period ended May 31, 2025.

For the Transform Systems ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the three-year, one-year and since-inception periods ended May 31, 2025.

For the Durable Growth ETF (formerly known as the Compounders ETF), the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the five-, three- and one-year periods and the first quintile for since-inception period ended May 31, 2025.

For the Transform 500 ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the three- and one-year periods as well as the period since the Fund’s inception on June 23, 2021.

4.	Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees and net total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other registered funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees noted that each Fund except the Transform 500 ETF is an actively-managed ETF and that peer group comparisons are more challenging when considering active ETFs because of the uniqueness and complexity of investment styles among the respective peer funds.

The Artificial Intelligence ETF, Transform Supply Chain ETF, Transform Systems ETF, and Durable Growth ETF were above the medians of their respective peer group funds for both management fees and net total expenses.

The Transform 500 ETF was the same as the medians of the peer group funds for both management fees and net total expenses.

The Board and the Independent Trustees observed the unitary fee structure of the Funds, under which the Advisor is responsible for substantially all other costs associated with managing and operating the Fund, except as set forth in the investment management agreement, and that the Advisor pays all distribution costs out of its own profits. The Board and the Independent Trustees considered that the unitary fee structure is used by exchange-traded funds due to the lower cost associated with ongoing management and distribution. The Board and the Independent Trustees also considered how these arrangements affected the expenses borne by each Fund’s shareholders and noted that the total expense ratios were reasonable when taking into account the unitary fee arrangement.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from creations and redemptions by authorized participants, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to registered funds.

Based on these factors, the Trustees concluded that each Fund’s advisory fee was not unreasonable.

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

5.	The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. The Board and the Independent Trustees recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to ETFs. The Board and the Independent Trustees considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of sales and that smaller Funds might not grow to become profitable. The Board and the Independent Trustees concluded that the Advisor was appropriately sharing potential economies of scale with the Funds through reasonable fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6.	Ancillary benefits

The Board and the Independent Trustees also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Trustees noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7.	Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

TCW ETF Trust

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

[disclosure to be provided by client]

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, And Others Of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis For Approval Of Investment Advisory Contract.

The Funds Evaluation and Approval of Advisory Contract summary by Fund appear in the Financial Statements filed under Item 7(a) of this form.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases Of Equity Securities by Closed-End Management Investment Companies And Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission Of Matters to A Vote Of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls And Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery Of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW ETF Trust

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	President (Principal Executive Officer)
Date:	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	President (Principal Executive Officer)
Date:	January 6, 2026

By: (Signature and Title)

By:	/s/ Richard Villa
Richard Villa
Title:	Treasurer (Principal Financial Officer)
Date:	January 6, 2026